Leases (Tables)	12 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of movement in right-of-use assets
(a) Movement in right-of-use assets
The company principally leases warehouses, office buildings, plant and machinery, cars and distribution vehicles in the ordinary course of business.

	Land and buildings £ million	Plant and equipment £ million	Under construction £ million	Total £ million
At 30 June 2020	269	276	32	577
Exchange differences	(21)	(18)	—	(39)
Additions	33	23	—	56
Transfers	(1)	(63)	(3)	(67)
Acquisitions	8	—	—	8
Depreciation	(58)	(34)	—	(92)
At 30 June 2021	230	184	29	443
Exchange differences	26	14	—	40
Additions	129	56	—	185
Transfers	29	—	(29)	—
Reclassification to assets held for sale	(1)	(1)	—	(2)
Disposal	(6)	—	—	(6)
Depreciation	(54)	(41)	—	(95)
At 30 June 2022	353	212	—	565

Lease liabilities	(b) Lease liabilities

	2022 £ million	2021 £ million
Current lease liabilities	(85)	(82)
Non-current lease liabilities	(390)	(281)
	(475)	(363)